Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

February 4, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Institutional Funds, Inc. – AB Global Real Estate Investment Fund II (File Nos. 333-37177 and 811-08403)

Dear Sir or Madam:

On behalf of AB Institutional Funds, Inc. – AB Global Real Estate Investment Fund II (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund’s registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 27, 2025.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely, /s/ Anna C. Weigand Anna C. Weigand